Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,536,233)	$ (667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account	(491,571)	(2,836,864)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	197,762	254,831
Income tax payable	(575,526)	599,159
Accounts payable and accrued expenses	1,881,964	1,638,687
Franchise tax payable		(80,324)
Net cash used in operating activities	(1,523,604)	(1,092,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for taxes	752,300	144,544
Investment of restricted cash into marketable securities in the Trust Account	(14,335,919)	(325,000)
Cash withdrawn from Trust Account in connection with Class A common stock redemption	5,638,879	181,019,852
Net cash provided by investing activities	(7,944,740)	180,839,396
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note - related party	905,000	650,000
Redemption of Class A common stock	(33,481,627)	(139,353,878)
Net cash used in financing activities	(32,576,627)	(138,703,878)
NET CHANGE IN CASH AND RESTRICTED CASH	(42,044,971)	41,043,271
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	42,141,844	1,098,573
CASH AND RESTRICTED CASH, END OF PERIOD	96,873	42,141,844
Supplemental cash flow information:
Cash paid for income taxes	670,345
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to possible redemption	606,346	2,662,553
Shareholder redemption liability		27,842,747
Conversion of Class B common to Class A common	(459)
Excise tax liability accrued for Class A common stock redemptions	$ 56,389